Trade and Other Receivables (Tables)	12 Months Ended
Jan. 31, 2019
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

		31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
CURRENT
Trade receivables		7,789	9,982	26,499
Provision for impairment	(a)	(609)	(326)	(537)
		7,180	9,656	25,962
Prepayments		2,288	1,792	1,779
Other receivables		183	1,717	349
		9,650	13,165	28,090

Disclosure of Impairment of Receivable

The loss allowance provision as at 31 January 2019 is determined as follows, the expected credit losses incorporate forward looking information.

31 January 2019	0 - 30 days	31 - 60 days	60 - 90 days	> 90 days overdue	Total
Expected loss rate (%)	-	-	-	48.40
Gross carrying amount ($)	5,577	852	101	1,259	7,789
ECL provision	-	-	-	609	609

Disclosure of Impairment Loss and Reversal of Impairment Loss

Reconciliation of changes in the provision for impairment of receivables is as follows:

	For the Year Ended 31 January 2019	For the Year Ended 31 January 2018	For the 7 Months Ended 31 January 2017
	NZ $000’s	NZ $000’s	NZ $000’s
Balance at beginning of the period (calculated in accordance with AASB 139)	(326)	(537)	(268)
Amount restated through opening retained earnings on adoption of AASB 9	-	-	-
Opening impairment allowance calculated under AASB 9	(326)	(537)	(268)
Additional impairment loss recognised	-	-	-
Amounts written off as uncollectable
Directly to P&L	-	-	-
Movement through provision	(1,037)	(92)	(364)
Unused amounts reversed	772	316	80
Foreign exchange movement	(18)	(13)	15
Balance at end of the period	(609)	(326)	(537)

Analysis of Age of Financial Assets That are Past Due but Not Impaired

The ageing analysis of receivables is as follows:

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s

0-30 days	5,577	7,945	14,883
31-60 days	852	335	2,566
61-90 days (past due not impaired)	101	489	2,166
61-90 days (considered impaired)	-	-	-
91+ days (past due not impaired)	3,295	1,213	6,884
91+ days (considered impaired)	(2,036)	-	-
	7,789	9,982	26,499

Disclosure of Transfers of Financial Assets
	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s

Transferred receivables	-	9,790	11,649